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STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED FEBRUARY 6, 2008

The purpose of this mailing is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Investor Class and Institutional Class shares, as applicable, of each of the Funds listed below:

AIM Basic Value Fund
AIM Conservative Allocation Fund
AIM Global Equity Fund
AIM Growth Allocation Fund
AIM Income Allocation Fund
AIM International Allocation Fund
AIM Mid Cap Core Equity Fund
AIM Moderate Allocation Fund
AIM Moderate Growth Allocation Fund
AIM Moderately Conservative Allocation Fund
AIM Small Cap Growth Fund

The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS - AIM SMALL CAP GROWTH FUND" on page H-2 of the Statement of Additional Information. The following information is as of December 31, 2006 (except as noted):

                                         OTHER REGISTERED MUTUAL FUNDS   OTHER POOLED INVESTMENT VEHICLES   OTHER ACCOUNTS MANAGED
                                          MANAGED (ASSETS IN MILLIONS)     MANAGED (ASSETS IN MILLIONS)      (ASSETS IN MILLIONS)
                     DOLLAR RANGE OF      ----------------------------   --------------------------------   ----------------------
                      INVESTMENTS IN         NUMBER OF                          NUMBER OF                      NUMBER OF
"PORTFOLIO MANAGER     EACH FUND(1)           ACCOUNTS     ASSETS                ACCOUNTS   ASSETS             ACCOUNTS    ASSETS
------------------   -----------------       ---------    --------              ---------   ------             ---------   ------
AIM SMALL CAP GROWTH FUND
Juliet S. Ellis      $100,001-$500,000            7       $1,475.2                 None      None                None       None
Juan R. Hartsfield   $100,001-$500,000            7       $1,475.2                 None      None                None       None
Clay Manley(2)       $100,001-$500,000          None        None                   None      None                None       None

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) Mr. Manley began serving as portfolio manager on AIM Small Cap Growth Fund on February 4, 2008. Information for Mr. Manley has been provided as of December 31, 2007."